Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
On plan assets	SFr 26	SFr 18
On obligation	718	70
Total	744	88	SFr (115)
Current service cost	(446)	(296)
Interest cost on benefit obligation	(31)	(8)
Interest income	26	6
Impact of plan changes	37	151
Administration cost	(6)	(3)
Net benefit income / (expense)	(420)	(150)
Defined benefit obligation	(6,494)	(5,666)
Fair value of plan assets	6,403	4,821
Net benefit asset / (liability)	SFr (91)	SFr (845)